Summary of Impact on Pension Benefit Obligation (Details) - Pension defined benefit plans [member] $ in Thousands	Dec. 31, 2021 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ (1,252)
Decrease	1,338
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Increase	18
Decrease	(18)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase	905
Decrease	(867)
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Increase	968
Decrease	$ (974)